Evergreen
                              Select Equity Trust



Evergreen Select Secular Growth Fund

Charitable                              [LOGO OF EVERGREEN FUNDS APPEARS HERE]




Prospectus, February 26, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

FUND SUMMARY:

Evergreen Select Secular Growth Fund ............   2

GENERAL INFORMATION:

The Fund's Investment Advisor ...................   4

The Fund's Portfolio Manager ....................   4

Calculating the Share Price .....................   4

How to Choose an Evergreen Fund .................   4

Who Can Buy Charitable Shares ...................   4

How to Buy Shares ...............................   5

How to Redeem Shares ............................   6

Other Services ..................................   7

The Tax Consequences of
Investing in the Fund ...........................   7

Fees and Expenses of the Fund ...................   8

Other Fund Practices ............................   8



In general, the Fund seeks to provide investors with long-term capital appreciation. The Fund emphasizes investments primarily in stocks of U.S. growth companies, with stable to accelerating earnings growth.




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Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

--------------------------------------------------------------------------------

                                   OVERVIEW


 Evergreen
Select Secular
 Growth Fund


typically relies on the following strategies:
  . investing primarily in common stocks of larger U.S.
    growth companies; and

  . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
  . seek capital appreciation.


 ................................................................................


Risk Factors For All Mutual Funds
Please remember that mutual fund shares are:
 . not guaranteed to achieve their investment goal
 . not insured, endorsed or guaranteed by the FDIC, a bank
  or any government agency
 . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in the Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Even if general economic conditions do not change, your investment may decline in value if the particular industries, companies or sectors your Fund invests in do not perform well.


                                                  SELECT SECULAR GROWTH FUND   1

                                   EVERGREEN


Select Secular Growth Fund


INVESTMENT GOAL
The Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in common stocks of larger U.S. growth companies, although it may invest in issuers of any size. The Fund's investment advisor seeks to purchase high quality companies with anticipated earnings ranging from steady to accelerated growth. The Fund selects securities by using a criteria which values companies which are viewed as a service or product innovator, which may have experienced and proven management and high predictability of earnings.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


FUND FACTS:

Goal:
 . Long-Term Capital Appreciation

Principal Investment:
 . Equity Securities of Larger U.S. Growth Companies

Classes of Shares
Offered in this

Prospectus:
 . Charitable

Investment Advisor:
 . Evergreen Investment
  Management

Portfolio Manager:
 . Stephen M. Dalton

Dividend Payment
Schedule:
Monthly

2   SELECT SECULAR GROWTH FUND

                                   EVERGREEN


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                Management 12b-1      Other       Total Fund
                  Fees     Fees     Expenses  Operating Expenses**
Charitable        .70%     .00%       .11%           .81%

*From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating expenses would be .70%.

**Estimated for the fiscal period ending 6/30/99.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year    $ 83
  After 3 years   $259


                                                  SELECT SECULAR GROWTH FUND   3

                                   EVERGREEN


THE FUND'S INVESTMENT ADVISOR

The investment advisor manages the Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the U.S., with over $237.4 billion in consolidated assets as of 12/31/98. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management (EIM) is the investment advisor to the Fund. EIM (also known as First Capital Group, or FCG), a division of First Union National Bank (FUNB), has been managing mutual funds and private accounts since 1932 and currently manages $32.9 billion in assets for 43 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Fund's operations or financial markets generally.

THE FUND'S PORTFOLIO MANAGER

Stephen M. Dalton is a senior portfolio manager and Senior Vice President with EIM. Mr. Dalton has over 15 years of investment management and research experience, during which time he managed growth and balanced portfolios. He also maintained research responsibilities for the health care and technology industries. Prior to joining EIM as a result of the FUNB/CoreStates merger, Mr. Dalton was a senior portfolio manager with CoreStates Investment Advisers, Inc. since 1984. Mr. Dalton has also served as the Director of Financial Analysts of Philadelphia from 1993 to 1997.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by the Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information, by calling 1-800-343-2898.

WHO CAN BUY CHARITABLE SHARES

Charitable investors must qualify as a non-profit organization under the Internal Revenue Code of 1986, as amended. Charitable shares are sold without a front-end sales charge or contingent deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.


4   SELECT SECULAR GROWTH FUND

                                   EVERGREEN



HOW TO BUY SHARES

Charitable investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

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  Method           Opening an Account                                                  Adding to an Account
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
  By Phone         . Call 1-800-343-2898 to set up an account number and get wiring    . Call the Evergreen Funds at 1-800-343-2898
                     instructions (call before 12 noon if you want wired funds to be     between 8 a.m. and 6 p.m. Eastern  time,
                     credited that day).                                                 on any business day.
                   . Instruct your bank to wire or transfer your purchase (they may    . If your bank account is set up on file,
                     charge a wiring fee).                                               you can request either:
                   . Complete the account application and mail to:                          - Federal Funds Wire (offers immediate
                       Evergreen Service Company       Overnight Address:                     access to funds) or
                       P.O. Box 2121                   Evergreen Service Company            - Electronic transfer through the
                       Boston, MA  02106-2121          200 Berkeley St.                       Automated Clearing House which avoids
                                                       Boston, MA  02116                      wiring fees.
                   . Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.
------------------------------------------------------------------------------------------------------------------------------------


By Exchange        . You can make an additional investment by exchange from an existing Evergreen
                     Fund's account by contacting your investment representative.
                   . You can only exchange shares within the same class.
                   . There is no sales charge or redemption fee when exchanging funds within the
                     Evergreen Fund's family.
                   . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
                   . Exchanges are limited to three per calendar quarter, and five per calendar year.*
                   . Exchanges between accounts that do not have identical ownership must be in writing with a signature guarantee (see below).
------------------------------------------------------------------------------------------------------------------------------------


* The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any dollar exchange if placing it would, in the judgement of the portfolio manager, adversely affect the price of the Fund.


                                                  SELECT SECULAR GROWTH FUND   5

                                   EVERGREEN


HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

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  Methods          Requirements
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
  Call Us          . Call the Evergreen Funds at 1-800-343-2898 between 8 a.m. and  6 p.m. Eastern time, on any business day.
                   . This service must be authorized ahead of time, and is only available for regular accounts.
                   . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
                   . We can either:
                     - wire the proceeds into your bank account (service charges may apply)
                     - electronically transmit the proceeds to your bank account via the
                       Automated Clearing House service
                     - mail you a check.
                   . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                   . See exceptions list below for requests that must be made in writing.
------------------------------------------------------------------------------------------------------------------------------------

  Write Us         . You can mail a redemption request to:     Evergreen Service Company          Overnight Address:
                                                               P.O. Box 2121                      Evergreen Service Company
                                                               Boston, MA  02106-2121             200 Berkeley St.
                                                                                                  Boston, MA 02116
                   . Your letter of instructions must:
                     - list the Fund name and the account number
                     - indicate the number of shares or dollar value you wish to redeem
                     - be signed by the registered owner(s)
                   . See exceptions list below for requests that must be signature guaranteed.
------------------------------------------------------------------------------------------------------------------------------------

  Redeem           . You may also redeem your shares through participating broker-dealers by delivering a letter as described
  Your Shares         above to your broker-dealer.
  in Person        . A fee may be charged for this service.
------------------------------------------------------------------------------------------------------------------------------------



Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
 . You want the proceeds transmitted to a bank account not listed on the account
 . You want the proceeds payable to anyone other than the registered owner(s) of the account
 . Either your address or the address of your bank account has been changed within 30 days

----------------------------------------
 Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange
----------------------------------------

6   SELECT SECULAR GROWTH FUND

                                   EVERGREEN


OTHER SERVICES

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class--automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (NAV).

THE TAX CONSEQUENCES OF
INVESTING IN THE FUND

A tax-exempt entity which invests in the Fund will generally have no taxable income from the investment, unless shares in the Fund are considered to be acquired with borrowed funds or you are otherwise subject to the "unrelated business taxable income" rules of the Internal Revenue Code. To the extent such rules apply, you may be taxed in two ways:
 . On Fund distributions (capital gains and dividends)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

 . Dividends. To the extent the regular dividends are derived from interest that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.


                                                  SELECT SECULAR GROWTH FUND   7

                                   EVERGREEN


Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing the Fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


OTHER FUND PRACTICES

The Fund may invest in a variety of derivative instruments, such as options and futures contracts. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as a securities index. Derivatives may be used to hedge the Fund's portfolio against anticipated changes in the price of securities that the Portfolio owns or plans to purchase. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

In addition, the Fund may borrow money and lend its securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.


8   SELECT SECULAR GROWTH FUND

                                   EVERGREEN


                                     Notes


                                                  SELECT SECULAR GROWTH FUND   9

                                   EVERGREEN


                                     Notes


10   SELECT SECULAR GROWTH FUND

                                   EVERGREEN


                                     Notes


                                                 SELECT SECULAR GROWTH FUND   11

                                   EVERGREEN


                            Evergreen Select Funds



Select Money Market
Select Money Market Fund
Select Treasury Money Market Fund
Select Municipal Money Market Fund
Select 100% Treasury Money Market Fund
Select U.S. Government Money Market Fund

Select Fixed Income
Select Limited Duration Fund
Select Fixed Income Fund
Select Income Plus Fund
Select Intermediate Term Municipal Bond Fund
Select Core Bond Fund
Select Total Return Fund
Select Adjustable Rate Fund
Select International Bond Fund

Select Equity Trust Select
Strategic Value Fund
Select Large Cap Blend Fund
Select Strategic Growth Fund
Select Social Principles Fund
Select Equity Income Fund
Select Small Company Value Fund
Select Core Equity Fund
Select Small Cap Growth Fund
Select Balanced Fund
Select Diversified Value Fund
Select Special Equity Fund
Select Equity Index Fund
Select Secular Growth Fund

Investor Services
800.343.2898

www.evergreen-funds.com


12   SELECT SECULAR GROWTH FUND

                             QUICK REFERENCE GUIDE

Investor Services
   Call 1-800-343-2898
   Each business day, 8 a.m. to 6 p.m.
   Eastern time to
   . buy, redeem or exchange shares
   . order applications
   . get assistance with your account

Information Line for Hearing and Speech
Impaired (TTY/TDD)
   Call 1-800-343-2888
   Each business day, 8 a.m. to 6 p.m.
   Eastern time

Write us a letter
   Evergreen Service Company
   P.O. Box 2121
   Boston, MA  02106-2121
   . to buy, redeem or exchange shares
   . to change the registration on your account
   . for general correspondence

For express, registered, or certified mail:
   Evergreen Service Company
   200 Berkeley Street
   Boston, MA  02116-5039

Contact us on-line:
   www.evergreen-funds.com


Regular communications you will receive:
   Account Statements -- You will receive quarterly statements for each Fund you own.

   Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

   Annual and Semi-annual reports -- You will receive a detailed financial report on your Fund(s) twice a year.

   Tax Forms --Each January you will receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

   Evergreen Events -- You will receive a periodic newsletter published exclusively for Evergreen shareholders.

For More Information About the
Evergreen Select Secular Growth Fund, Ask for:

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about the Fund (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.


                          Evergreen Distributor, Inc.
                              125 W. 55th Street
                           New York, New York 10019



45422                                                                (811-08363)




                                                                   -------------
                                                                     BULK RATE
[LOGO OF EVERGREEN APPEARS HERE]                                    U.S. POSTAGE
                                                                       PAID
                                                                   PERMIT NO. 19
                                                                     HUDSON, MA
                                                                   -------------


 201 South College St.
 Charlotte, NC 28288

                            [ARTWORK APPEARS HERE]

Evergreen
Select Equity Trust


Evergreen Select Secular Growth Fund

Institutional

Institutional Service
                                          [LOGO OF EVERGREEN FUNDS APPEARS HERE]

Prospectus, February 26, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


FUND SUMMARY ..............................................................  2


GENERAL INFORMATION:

The Fund's Investment Advisor .............................................  4
The Fund's Portfolio Manager ..............................................  4
Calculating the Share Price ...............................................  4
How to Choose an Evergreen Fund ...........................................  4
How to Choose the Share Class That Best Suits You .........................  4
How to Buy Shares .........................................................  5
How to Redeem Shares ......................................................  6
Other Services ............................................................  7
The Tax Consequences of Investing in the Fund .............................  7
Fees and Expenses of the Fund .............................................  8
Other Fund Practices ......................................................  8


In general, the Fund seeks to provide investors with long-term capital appreciation. The Fund emphasizes investments primarily in stocks of U.S. growth companies, with stable to accelerating earnings growth.


Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC APPEARS HERE] RISK FACTORS

What are the specific risks for an investor in the Fund?

[GRAPHIC APPEARS HERE] EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------



Select Secular
 Growth Fund


typically relies on the following strategies:

 .  investing primarily in common stocks of larger U.S. growth companies; and

 . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

 .  seek capital appreciation.


Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Even if general economic conditions do not change, your investment may decline in value if the particular industries, companies or sectors your Fund invests in do not perform well.

Risk Factors For All Mutual Funds

Please remember that mutual fund shares are:

 .  not guaranteed to achieve their investment goal

 . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency

 . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in the Fund could fluctuate significantly in value over time and could result in a loss of money.


                                                  SELECT SECULAR GROWTH FUND  1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           Select Secular Growth Fund

FUND FACTS:

Goal:
 . Long-Term Capital Appreciation

Principal Investment:
 . Equity Securities of Larger U.S. Growth Companies

Classes of Shares Offered in this Prospectus:
 . Institutional
 . Institutional Service

Investment Advisor:
 . Evergreen Investment Management

Portfolio Manager:
 . Stephen M. Dalton

Dividend Payment Schedule:
Monthly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in common stocks of larger U.S. growth companies, although it may invest in issuers of any size. The Fund's investment advisor seeks to purchase high quality companies with anticipated earnings ranging from steady to accelerated growth. The Fund selects securities by using a criteria which values companies which are viewed as a service or product innovator, which have experienced and proven management and high predictability of earnings.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Stock Market Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


2  SELECT SECULAR GROWTH FUND

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                                   EVERGREEN
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[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

                          Management   12b-1     Other         Total Fund
                            Fees       Fees     Expenses   Operating Expenses**
-------------------------------------------------------------------------------
Institutional               .70%       .00%       .11%            .81%
-------------------------------------------------------------------------------
Institutional Service       .70%       .25%       .11%           1.06%

*From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements total operating expenses for the Institutional shares would be
 .70% and Institutional Service shares would be .95%.

** Estimated for the fiscal period ending 6/30/99.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                       Institutional         Institutional Service
-------------------------------------------------------------------------------
After 1 year                $83                       $108
-------------------------------------------------------------------------------
After 3 years              $259                       $337


                                                   SELECT SECULAR GROWTH FUND  3
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                                   EVERGREEN
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THE FUND'S INVESTMENT ADVISOR

The investment advisor manages the Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the U.S., with over $237.4 billion in consolidated assets as of 12/31/98. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management (EIM) is the investment advisor to the Fund. EIM (also known as First Capital Group, or FCG), a division of First Union National Bank (FUNB), has been managing mutual funds and private accounts since 1932 and currently manages $32.9 billion in assets for 43 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Fund's operations or financial markets generally.

THE FUND'S PORTFOLIO MANAGER

Stephen M. Dalton is a senior portfolio manager and Senior Vice President with EIM. Mr. Dalton has over 15 years of investment management and research experience, during which time he managed growth and balanced portfolios. He also maintained research responsibilities for the health care and technology industries. Prior to joining EIM as a result of the FUNB/CoreStates merger, Mr. Dalton was a senior portfolio manager with CoreStates Investment Advisers, Inc. since 1984. Mr. Dalton has also served as the Director of Financial Analysts of Philadelphia from 1993 to 1997.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by the Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

 .  Most importantly, read the prospectus to see if the Fund is suitable for you.

 . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

 . Request any additional information you want about the Fund, such as the Statement of Additional Information, by calling 1-800-343-2898.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers two different institutional classes. Each institutional class of shares has its own expenses. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates).

Each class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum


4  SELECT SECULAR GROWTH FUND

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                                   EVERGREEN
--------------------------------------------------------------------------------



initial investment in either class of shares is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The Institutional Service shares have adopted a distribution plan which provides for the payment of an annual service fee of up to 0.25% of the average daily net assets of the class for personal service rendered to shareholders and/or the maintenance of accounts. As a result, income distributions paid by the Fund with respect to Institutional Service shares will generally be less than those paid with respect to Institutional shares.


HOW TO BUY SHARES

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund's distributor, Evergreen Distributor, Inc. (EDI).

Method         Opening an Account                                                 Adding to an Account

By Phone       . Call 1-800-343-2898 to set up an account number and get wiring   . Call the Evergreen Express Line* at 1-800-
                 instructions (call before 12 noon if you want wired funds to       346-3858 24 hours a day or 1-800-343-2898
                 be credited that day).                                             between 8 a.m. and 6 p.m. Eastern time, on any
               . Instruct your bank to wire or transfer your purchase (they may     business day.
                 charge a wiring fee).                                            . If your bank account is set up on file, you
               . Complete the account application and mail to:                      can request either:
                 Evergreen Service Company       Overnight Address:                    - Federal Funds Wire (offers immediate access
                 P.O. Box 2121                   Evergreen Service Company               to funds) or
                 Boston, MA  02106-2121          200 Berkeley St.                      - Electronic transfer through the Automated
                                                 Boston, MA  02116                       Clearing House which avoids wiring fees.
               . Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

By Exchange    . You can make an additional investment by exchange from an existing Evergreen Fund's account by contacting your investment representative or calling the Evergreen Express Line* at 1-800-346-3858.**
               . You can only exchange shares within the same class.
               . There is no sales charge or redemption fee when exchanging funds within the Evergreen Fund's family.
               . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
               . Exchanges are limited to three per calendar quarter, and five per calendar year.
               . Exchanges between accounts that do not have identical
                 ownership must be in writing with a signature guarantee (see below).

* The Evergreen Express Line is only available to Institutional Service shares. ** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


                                                   SELECT SECULAR GROWTH FUND  5

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                                   EVERGREEN
--------------------------------------------------------------------------------


HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods     Requirements

Call Us     . Call the Evergreen Express Line* at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
            . This service must be authorized ahead of time, and is only available for regular accounts.**
            . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
            . We can either:
              - wire the proceeds into your bank account (service charges may apply)
              - electronically transmit the proceeds to your bank account via the Automated Clearing House service
              -  mail you a check.
            . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
            . See exceptions list below for requests that must be made in writing.

Write Us    . You can mail a redemption request to:
                 Evergreen Service Company       Overnight Address:
                 P.O. Box 2121                   Evergreen Service Company
                 Boston, MA  02106-2121          200 Berkeley St.
                                                 Boston, MA  02116

            . Your letter of instructions must:
              - list the Fund name and the account number
              - indicate the number of shares or dollar value you wish to redeem
              - be signed by the registered owner(s)
            . See exceptions list below for requests that must be signature guaranteed.

Redeem      . You may also redeem your shares through participating
Your Shares   broker-dealers by delivering a letter as described above to your
in Person     broker-dealer.
            . A fee may be charged for this service.






Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

The following circumstances require signature guarantees:

 . You want the proceeds transmitted to a bank account not listed on the account . You want the proceeds payable to anyone other than the registered owner(s) of the account
 . Either your address or the address of your bank account has been changed within 30 days


Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange


6  SELECT SECULAR GROWTH FUND

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                                   EVERGREEN
--------------------------------------------------------------------------------


OTHER SERVICES

Evergreen Express Line

(Institutional Service shares only)
Use our automated, 24-hour service to check the value of your investment in the Fund; purchase, redeem or exchange Fund shares; find the Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (NAV).

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
 . On Fund distributions (capital gains and dividends)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

 . Dividends. To the extent the regular dividends are derived from interest that is not tax exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.


                                                   SELECT SECULAR GROWTH FUND  7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fee

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Institutional Service shares. These fees will increase the cost of your investment. The Fund may use this fee for personal service rendered to shareholders and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing the Fund with another fund in the same investment category. There are two things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) the Fund's adviser may waive a portion of the Fund's expenses for a time, reducing its expense ratio.

OTHER FUND PRACTICES

The Fund may invest in a variety of derivative instruments such as options and futures contracts. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as a securities index. Derivatives may be used to hedge the Fund's portfolio against anticipated changes in the price of securities that the Portfolio owns or plans to purchase. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

In addition, the Fund may borrow money and lend its securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.


8  SELECT SECULAR GROWTH FUND

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                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes



                                                   SELECT SECULAR GROWTH FUND  9

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                                   EVERGREEN
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                                     Notes




10  SELECT SECULAR GROWTH FUND

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                                   EVERGREEN
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                                     Notes


                                                  SELECT SECULAR GROWTH FUND  11

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                                   EVERGREEN
--------------------------------------------------------------------------------


                             Evergreen Select Funds



Select Money Market

Select Money Market Fund
Select Treasury Money Market Fund
Select Municipal Money Market Fund
Select 100% Treasury Money Market Fund
Select U.S. Government Money Market Fund

Select Fixed Income

Select Limited Duration Fund
Select Fixed Income Fund
Select Income Plus Fund
Select Intermediate Term Municipal Bond Fund
Select Core Bond Fund
Select Total Return Fund
Select Adjustable Rate Fund
Select International Bond Fund

Select Equity Trust

Select Strategic Value Fund
Select Large Cap Blend Fund
Select Strategic Growth Fund
Select Social Principles Fund
Select Equity Income Fund
Select Small Company Value Fund
Select Core Equity Fund
Select Small Cap Growth Fund
Select Balanced Fund
Select Diversified Value Fund
Select Special Equity Fund
Select Equity Index Fund
Select Secular Growth Fund

Express Line

(Institutional Service shares only)
800.346.3858

Investor Services

800.343.2898

Retirement Plan Services

800.247.4075

www.evergreen-funds.com


12  SELECT SECULAR GROWTH FUND

--------------------------------------------------------------------------------
                             QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------


1 Evergreen Express Line (Institutional Service shares only)
     Call 1-800-346-3858
     24 hours a day to
     . check your account
     . order a statement
     . get a Fund's current price, yield and total return
     . buy, redeem or exchange Fund shares

2 Investor Services
     Call 1-800-343-2898
     Each business day, 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
     . order applications
     . get assistance with your account

3 Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m. Eastern time

4 Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     . to buy, redeem or exchange shares
     . to change the registration on your account
     . for general correspondence

5 For express, registered, or certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

6 Contact us on-line:
     www.evergreen-funds.com

7 Regular communications you will receive:

     Account Statements -- You will receive quarterly statements for each Fund you own.

     Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

     Annual and Semiannual reports -- You will receive a detailed financial report on your Fund(s) twice a year.

     Tax Forms -- Each January you will receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

     Evergreen Events -- You will receive a periodic newsletter published exclusively for Evergreen shareholders.

For More Information About the
Evergreen Select Secular Growth Fund, Ask for:

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about the Fund (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.



                          Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019


                                                                (811-08363)
18279                                                           547529  RV0



[LOGO OF EVERGREEN FUNDS                                           BULK RATE
    APPEARS HERE]                                                 U.S. POSTAGE
                                                                      PAID
201 South College St.                                             PERMIT NO. 19
Charlotte, NC 28288                                                HUDSON, MA